Bank Loans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term bank loans	$ 6,024,678		$ 5,988,024		$ 6,904,228
Interest rate			1.00%
Agricultural Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 785,828	[1]	$ 781,047	[1],[2]	$ 845,416	[2]
Interest rate	4.45%	[1]	4.45%	[2]	3.70%	[2]
Due date	Apr. 02, 2025	[1]	Apr. 02, 2025	[1],[2]	Apr. 10, 2024	[2]
Anhui Funan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,930,102	[3]	$ 1,918,360	[4]	$ 1,972,637	[4]
Interest rate	5.60%	[3]	5.60%	[4]	5.90%	[4]
Due date	Dec. 20, 2026	[3]	Dec. 20, 2025	[4]	Dec. 22, 2024	[4]
Anhui Funan Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,378,645	[5]	$ 1,370,257	[5],[6]	$ 1,409,026	[6]
Interest rate	5.60%	[5]	5.60%	[5],[6]	5.90%	[6]
Due date	Mar. 24, 2026	[5]	Mar. 24, 2025	[6]	Mar. 28, 2024	[6]
Anhui Funan Rural Commercial Bank Two [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 827,187	[7]	$ 822,154	[7],[8]	$ 845,416	[8]
Interest rate	5.60%	[7]	5.60%	[7],[8]	5.90%	[8]
Due date	Jan. 15, 2026	[7]	Jan. 16, 2025	[7],[8]	Jan. 25, 2024	[8]
Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,102,916	[9]	$ 1,096,206	[9],[10]	$ 1,127,221	[10]
Interest rate	3.60%	[9]	3.60%	[9],[10]	3.60%	[10]
Due date	Mar. 13, 2026	[9]	Mar. 12, 2025	[9],[10]	Mar. 15, 2024	[10]

[1]	Loans are guaranteed by the founder of AUFP and SME Guarantee Corporation. The loan was renewed on April 2, 2025 at 4.6% of the annual interest rate. The balance of the new loan is $689,323 and the due day is April 2, 2026.
[2]	Loans are guaranteed by the founder of AUFP and SME Guarantee Corporation. The loan was renewed on April 2, 2025 at 4.6% of the annual interest rate. The balance of the new loan is $685,129 and the due day is April 2, 2026.
[3]	Loans are guaranteed by legal representative, the founder, and one shareholder of AUFP, ESG Hainan and SME Guarantee Corporation.
[4]	Loans are guaranteed by legal representative, the founder, and one shareholder of AUFP, ESG Hainan and SME Guarantee Corporation.
[5]	Loans are guaranteed by legal representative, and the founder of AUFP, AUFP and SME Guarantee Corporation.
[6]	Loans are guaranteed by legal representative, and the founder of AUFP, AUFP and SME Guarantee Corporation. The loan was renewed on March 24, 2025 in the same term and the due day is March 24, 2026.
[7]	Loans was guaranteed by legal representative and the founder of AUFP, AUFP and SME Guarantee Corporation.
[8]	Loans was guaranteed by legal representative and the founder of AUFP, AUFP and SME Guarantee Corporation. The loan was renewed on January 15, 2025 in the same term and the due day is January 15, 2026.
[9]	$1,102,916 and $1,096,206 of loans from Bank of China were pledged by buildings as of March 31, 2025, and December 31, 2024, respectively.
[10]	$1,096,206 and $1,127,221 of loans from Bank of China were pledged by buildings as of December 31, 2024 and 2023, respectively. The loan was renewed on March 17, 2025 for the same amount at an interest rate of 3.10%, and the due day is March 17,2026.